Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

21 Provisions

					Loss
					adjustments
	Provision			Provisions	and
	for site			for	actuarial		Provision
	restoration,			taxes	provisions	Provision	for	Provision
	abandonment		Provision	other than	for Eni’s	for	OIL	for
	and social	Environmental	for	income	insurance	losses on	insurance	redundancy
(€ million)	projects	provision	litigations	taxes	companies	investments	cover	incentives	Other	Total
Carrying amount at December 31, 2020	9,362	2,263	385	170	258	198	95	53	654	13,438
New or increased provisions	—	289	234	34	102	15	2	1	219	896
Initial recognition and changes in estimates	195	—	—	—	—	—	—	—	—	195
Accretion discount	153	(9)	—	—	—	—	—	—	—	144
Reversal of utilized provisions	(469)	(313)	(90)	(9)	(63)	—	—	(3)	(308)	(1,255)
Reversal of unutilized provisions	—	(10)	(72)	(8)	—	(16)	(4)	(36)	(45)	(191)
Currency translation differences	445	2	21	8	—	3	1	—	8	488
Other changes	(65)	(16)	(26)	16	(2)	(5)	(1)	—	(23)	(122)
Carrying amount at December 31, 2021	9,621	2,206	452	211	295	195	93	15	505	13,593

Provisions for site restoration, abandonment and social projects include the present value of the estimated costs that the Company expects to incur for dismantling oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, site clean-up and restoration for €8,580 million. Initial recognitions and changes in estimates include an increase in the asset retirement cost of the tangible assets in the Exploration & Production sector, mainly due to a cost revision. The provision also includes the estimate of the costs for social projects to be incurred following the commitments between Eni SpA and the Basilicata region in relation to the oil development program in the Val d’Agri concession area (€134 million). The unwinding of discount recognized through profit and loss for €153 million was determined based on discount rates ranging from -0.4% to 3.8% (from -0.2% to 3.7% at December 31, 2020). Main expenditures associated with decommissioning operations are expected to be incurred over a fifty-year period.

Provisions for environmental risks included the estimated costs for environmental clean-up and remediation of soil and groundwater in areas owned or under concession where the Group performed in the past industrial operations that were progressively divested, shut down, dismantled or restructured. The provision was accrued because at the balance sheet date there is a legal or constructive obligation for Eni to carry out environmental clean-up and remediation and the expected costs can be estimated reliably. The provision included the expected charges associated with strict liability related to obligations of cleaning up and remediating polluted areas that met the parameters set by the law at the time when the pollution occurred but presently are no more in compliance with current environmental laws and regulations, or because Eni assumed the liability borne by other operators when the Company acquired or otherwise took over site operations. Those environmental provisions are recognized when an environmental project is approved by or filed with the relevant administrative authorities or a constructive obligation has arisen whereby the Company commits itself to performing certain cleaning-up and restoration projects and a reliable cost estimation is available. At December 31, 2021, environmental provision primarily related to Eni Rewind SpA for €1,532 million and to the Refining & Marketing business line for €376 million.

Litigation provisions comprised expected liabilities associated with legal proceedings and other matters arising from contractual claims, including arbitrations, fines and penalties due to antitrust proceedings and administrative matters. These provisions represent the Company’s best estimate of the expected and probable liabilities associated with ongoing litigation and related to the Exploration & Production segment for €258 million. Reversals of utlized provisions related for €61 million to the Exploration & Production segment in relation to the settlement of contractual disputes.

Provisions for uncertain taxes matters related to the estimated losses that the Company expects to incur to settle tax litigations and tax claims pending with tax authorities in relation to uncertainties in applying rules in force were in respect of the Exploration & Production segment for €186 million.

Loss adjustments and actuarial provisions of Eni’s insurance company Eni Insurance DAC represented the estimated liabilities accrued on the basis for third party claims. Against such liability was recorded receivables of €94 million recognized towards insurance companies for reinsurance contracts.

Provisions for losses on investments included provisions relating to investments whose loss exceeds the equity and primarily related to Industria Siciliana Acido Fosforico — ISAF — SpA (in liquidation) for €144 million.

Provisions for the OIL mutual insurance scheme included insurance premiums which will be charged to Eni in the next five years by the mutual insurance company OIL Insurance Ltd in which Eni partipates together with other oil companies.

Provisions for redundancy incentives were recognized mainly due to a restructuring program involving the Italian personnel related to past reporting periods.